Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 108,176,683	$ 95,257,538	$ 185,349,630
Ocean Freight Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	105,387,225	94,523,562	178,126,765
Vessel Services Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 2,789,458	$ 733,976	$ 7,222,865